Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (1,264,578)	$ 1,673,566	$ 960,972	$ (1,052,613)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities -
Depreciation and Amortization	10,435	13,081	23,368	57,605
Gain on Sale of Patents		(2,276,286)	(2,276,286)
Gain on Sale of Assets	(3,702)	(2,149)	(10,226)	(35,967)
Gain on Settlement of Accounts Payable	(76,149)
Provision (benefit) for inventory write-down			14,033	(10,363)
Stock-based Compensation Expense	21,016	17,900	78,344	22,704
Non-cash Provision for Settlement of Claims for Liquidated Damages	629,000
Non-cash Interest Expense	1,250	27,708	30,208	60,000
Changes in Operating Assets and Liabilities -
Accounts Receivable, net	117,518	(14,087)	(193,076)	356,376
Inventories	(9,239)	43,888	(30,648)	28,399
Prepaid Expenses	(56,433)	(10,560)	3,945	(4,165)
Accounts Payable	(96,243)	(327,136)	(129,079)	260,501
Customer Advances	20,396	(7,713)	(29,905)	(64,776)
Accrued Expenses	(6,939)	(93,666)	(27,165)	(31,226)
Net Cash Used In Operating Activities	(713,668)	(955,454)	(1,585,515)	(413,525)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net Proceeds from Sale of Patents		2,463,171	2,463,171
Purchases of Property and Equipment	(3,550)
Additional Patent Costs		2,149	(1,724)	(18,452)
Proceeds from Sale of Assets	3,702	(1,724)	10,226	35,967
Net Cash Provided By Investing Activities	152	2,463,596	2,471,673	17,515
CASH FLOWS FROM FINANCING ACTIVITIES:
Gross Proceeds from September 2012 Private Placement of Common Stock and Warrants	2,500,015
Private Placement Expenses Incurred and Paid as of December 31, 2012	(294,500)
Proceeds From Exercise of Warrants to Purchase Common Stock (50,000 Shares)	50,000
Payment of Principal and Interest on 10% Senior Convertible Notes	(52,500)	(740,972)	(759,791)
Purchase of treasury stock (47,398 shares)				(474)
Net Cash Provided by Financing Activities	2,203,015	(740,972)	(759,791)	(474)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,489,499	767,170	126,367	(396,484)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	145,923	19,556	19,556	416,040
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,635,422	786,726	145,923	19,556
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash Paid for Income Taxes	912	912	912	912
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Private Placement Expenses Incurred But Not Yet Paid as of December 31, 2012	14,396
Issuance of Common Stock to Satisfy Deferred Compensation Obligations (245,326 shares)		$ 674,645	$ 674,645